Capital - Local capital regulations (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Mar. 31, 2009	Apr. 30, 2009	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Estimated capital position with reconciliation to shareholders' equity
IFRS shareholders' equity				$ 19,669 [1]	$ 21,991	$ 21,771	$ 18,124
Surplus notes	[1]			$ 5,594
Asia insurance operations | China
Local capital regulations
Minimum core solvency ratio				50.00%
Minimum comprehensive solvency ratio				100.00%
Asia insurance operations | Malaysia
Local capital regulations
Minimum Supervisory Target Capital Level percentage				130.00%
Percentage of foreign equity ownership		49.00%	70.00%
Operations within segments | Asia insurance operations
Estimated capital position with reconciliation to shareholders' equity
IFRS shareholders' equity				$ 9,803
Operations within segments | Jackson (US insurance operations)
Estimated capital position with reconciliation to shareholders' equity
IFRS shareholders' equity				8,923
Surplus notes				$ 250

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1